Key Management Personnel Compensation	12 Months Ended
Jun. 30, 2021
Disclosure of information about key management personnel [text block] [Abstract]
Key Management Personnel Compensation

Note 5. Key Management Personnel Compensation

This note details the nature and amount of remuneration for each Director of Immuron Limited, and for the Key Management Personnel.

The Directors of Immuron Limited during the year ended June 30, 2021 were:

The following persons held office as Directors of Immuron Limited during the financial year:

Dr Roger Aston, Independent Non-Executive Chairman

Mr Peter Anastasiou, Executive Vice Chairman (resigned on 24 September 2021)

Mr Daniel Pollock, Independent Non-Executive Director

Mr Stephen Anastasiou, Independent Non-Executive Director

Prof. Ravi Savarirayan, Independent Non-Executive Director

The following persons held office as Key Management Personnel of Immuron Limited during the financial year ended June 30, 2021:

Dr Jerry Kanellos, Chief Operating Officer and Chief Executive Officer.

The aggregate compensation made to Directors and Other Key Management Personnel of the Company is set out below:

	30 June 2021	30 June 2020	30 June 2019
	A$	A$	A$

Key Management Personnel Compensation
Short-term employee benefits	450,002	867,054	952,406
Other short-term benefits, including consulting services by KMP and their related entities	1,603,747	-	-
Post-employment benefits	27,869	29,213	32,300
Long-term benefits	8,220	3,610	3,652
Share-based payment expenses to KMP and their related entities	2,116,012	73,088	1,296,400
Total Key Management Personnel Compensation	4,205,850	972,965	2,284,758